Other operating expenses (Tables)	6 Months Ended
Dec. 31, 2024
Other operating expenses [Abstract]
Other Operating Expenses

	Three months ended	Three months ended	Six months ended	Six months ended
	31 Dec 2024	31 Dec 2023	31 Dec 2024	31 Dec 2023
	US$'000	US$'000	US$'000	US$'000

Insurance	4,650	1,447	7,642	3,099
Sponsorship and marketing	857	401	1,435	694
Loss on theft of PPE in transit	-	-	1,724	-
ERS fees	84	32	182	32
Charitable donations	175	91	249	233
Filing fees	21	18	43	36
Other expenses	841	542	1,468	781
Non-refundable sales tax (See note 16 - Provisions)	2,542	1,372	5,223	2,966
Non-refundable provincial sales tax	1,329	308	2,302	622
Site identification costs	44	-	44	-
Legal expenses	-	1,797	-	1,797

Total other operating expenses	10,543	6,008	20,312	10,260